Concentration and risks (Details) - item	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cooperation concentration risk | Total Revenue | Five Business Partners
Concentration and risks
Concentration risk (as a percentage)	49.90%	43.60%	36.10%
Number of Business Partners	5	5
Cooperation concentration risk | Total Revenue | Qunar
Concentration and risks
Concentration risk (as a percentage)	28.90%	17.20%	14.40%
Concentration of Funding Partners | Loans facilitated | Jimu Box
Concentration and risks
Concentration risk (as a percentage)	4.00%	24.00%	63.00%